Taxation - Withholding income tax on dividends (Details)	12 Months Ended
Dec. 31, 2024
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities (as a percent)	10.00%
Withholding tax rate on dividends paid by a FIE to its immediate holding company in Hong Kong (as a percent)	5.00%
Minimum percentage of ownership interests held by foreign investors for lower withholding tax rate (as a percent)	25.00%